Distribution Date:	11/18/22	BBCMS Mortgage Trust 2018-C2
Determination Date:	11/14/22
Next Distribution Date:	12/16/22
Record Date:	10/31/22	Commercial Mortgage Pass-Through Certificates
Series 2018-C2

Table of Contents			Contacts

Section	Pages	Role	Party and Contact Information

Certificate Distribution Detail	2-3	Depositor	Barclays Commercial Mortgage Securities LLC

Certificate Factor Detail	4		Daniel Vinson	(212) 412-4000

Certificate Interest Reconciliation Detail	5		745 Seventh Avenue | New York, NY 10019 | United States
		Master Servicer	Wells Fargo Bank, National Association
Additional Information	6
			Investor Relations		REAM_InvestorRelations@wellsfargo.com
Bond / Collateral Reconciliation - Cash Flows	7
			Three Wells Fargo, MAC D1050-084, 401 S. Tryon Street, 8th Floor | Charlotte, NC 28202 | United States
Bond / Collateral Reconciliation - Balances	8	Special Servicer	LNR Partners, LLC
Current Mortgage Loan and Property Stratification	9-13		LNR CMBS Notices	(305) 695-5600	lnr.cmbs.notices@lnrproperty.com
Mortgage Loan Detail (Part 1)	14-15		2340 Collins Avenue, Suite 700 | Miami Beach, FL 33139 | United States

Mortgage Loan Detail (Part 2)	16-17	Operating Advisor & Asset	Park Bridge Lender Services LLC
		Representations Reviewer
Principal Prepayment Detail	18
			David Rodgers	(212) 310-9821
Historical Detail	19		600 Third Avenue, 40th Floor | New York, NY 10016 | United States
Delinquency Loan Detail	20	Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
Collateral Stratification and Historical Detail	21		Bank, N.A.
			Corporate Trust Services (CMBS)		cts.cmbs.bond.admin@wellsfargo.com;
Specially Serviced Loan Detail - Part 1	22				trustadministrationgroup@wellsfargo.com
Specially Serviced Loan Detail - Part 2	23		9062 Old Annapolis Road | Columbia, MD 21045 | United States

Modified Loan Detail	24	Trustee	Wilmington Trust, National Association

Historical Liquidated Loan Detail	25		Attention: CMBS Trustee	(302) 636-4140	CMBSTrustee@wilmingtontrust.com
			1100 North Market Street | Wilmington, DE 19890 | United States
Historical Bond / Collateral Loss Reconciliation Detail	26
		Directing Certificateholder	LNR Securities Holdings, LLC
Interest Shortfall Detail - Collateral Level	27
			-
Supplemental Notes	28

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 28

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	05491UAY4	3.396000%	12,775,374.00	2,522,902.75	326,783.83	7,139.81	0.00	0.00	333,923.64	2,196,118.92	30.36%	30.00%
A-2	05491UAZ1	3.502000%	10,398,254.00	10,398,254.00	0.00	30,345.57	0.00	0.00	30,345.57	10,398,254.00	30.36%	30.00%
A-SB	05491UBA5	4.236000%	34,314,800.00	34,314,800.00	0.00	121,131.24	0.00	0.00	121,131.24	34,314,800.00	30.36%	30.00%
A-3	05491UBB3	4.052000%	30,154,934.00	30,154,934.00	0.00	101,823.16	0.00	0.00	101,823.16	30,154,934.00	30.36%	30.00%
A-4	05491UBC1	4.047000%	160,133,098.00	160,133,098.00	0.00	540,048.87	0.00	0.00	540,048.87	160,133,098.00	30.36%	30.00%
A-5	05491UBD9	4.314000%	376,521,028.00	376,521,028.00	0.00	1,353,593.10	0.00	0.00	1,353,593.10	376,521,028.00	30.36%	30.00%
A-S	05491UBG2	4.624000%	84,726,087.00	84,726,087.00	0.00	326,477.86	0.00	0.00	326,477.86	84,726,087.00	20.75%	20.50%
B	05491UBH0	4.909563%	40,133,410.00	40,133,410.00	0.00	164,197.93	0.00	0.00	164,197.93	40,133,410.00	16.19%	16.00%
C	05491UBJ6	5.133563%	39,018,593.00	39,018,593.00	0.00	166,920.35	0.00	0.00	166,920.35	39,018,593.00	11.76%	11.63%
D	05491UAG3	3.000000%	24,525,973.00	24,525,973.00	0.00	61,314.93	0.00	0.00	61,314.93	24,525,973.00	8.98%	8.88%
E	05491UAJ7	3.000000%	18,951,888.00	18,951,888.00	0.00	47,379.72	0.00	0.00	47,379.72	18,951,888.00	6.83%	6.75%
F	05491UAL2	3.000000%	20,066,705.00	20,066,705.00	0.00	50,166.76	0.00	0.00	50,166.76	20,066,705.00	4.55%	4.50%
G	05491UAN8	3.000000%	8,918,535.00	8,918,535.00	0.00	22,296.34	0.00	0.00	22,296.34	8,918,535.00	3.54%	3.50%
H-RR	05491UAQ1	5.133563%	7,803,719.00	7,803,719.00	0.00	33,384.07	0.00	0.00	33,384.07	7,803,719.00	2.66%	2.63%
J-RR*	05491UAS7	5.133563%	23,411,156.00	23,411,156.00	0.00	50,127.60	0.00	0.00	50,127.60	23,411,156.00	0.00%	0.00%
S	05491UAU2	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
R	05491UAW8	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			891,853,554.00	881,601,082.75	326,783.83	3,076,347.31	0.00	0.00	3,403,131.14	881,274,298.92

X-A	05491UBE7	0.923940%	624,297,488.00	614,045,016.75	0.00	472,784.04	0.00	0.00	472,784.04	613,718,232.92
X-B	05491UBF4	0.318305%	163,878,090.00	163,878,090.00	0.00	43,469.32	0.00	0.00	43,469.32	163,878,090.00
X-D	05491UAA6	2.133563%	43,477,861.00	43,477,861.00	0.00	77,302.31	0.00	0.00	77,302.31	43,477,861.00
X-F	05491UAC2	2.133563%	20,066,705.00	20,066,705.00	0.00	35,677.99	0.00	0.00	35,677.99	20,066,705.00

									Certificate Distribution Detail continued to next page

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 28

				Certificate Distribution Detail

										Current	Original
		Pass-Through			Principal	Interest	Prepayment			Credit	Credit
Class	CUSIP	Rate (2)	Original Balance	Beginning Balance	Distribution	Distribution	Penalties	Realized Losses Total Distribution		Ending Balance Support¹	Support¹

X-G	05491UAE8	2.133563%	8,918,535.00	8,918,535.00	0.00	15,856.88	0.00	0.00	15,856.88	8,918,535.00
Notional SubTotal			860,638,679.00	850,386,207.75	0.00	645,090.54	0.00	0.00	645,090.54	850,059,423.92

Deal Distribution Total					326,783.83	3,721,437.85	0.00	0.00	4,048,221.68

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 3 of 28

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	05491UAY4	197.48171365	25.57919870	0.55887288	0.00000000	0.00000000	0.00000000	0.00000000	26.13807157	171.90251495
A-2	05491UAZ1	1,000.00000000	0.00000000	2.91833321	0.00000000	0.00000000	0.00000000	0.00000000	2.91833321	1,000.00000000
A-SB	05491UBA5	1,000.00000000	0.00000000	3.52999988	0.00000000	0.00000000	0.00000000	0.00000000	3.52999988	1,000.00000000
A-3	05491UBB3	1,000.00000000	0.00000000	3.37666665	0.00000000	0.00000000	0.00000000	0.00000000	3.37666665	1,000.00000000
A-4	05491UBC1	1,000.00000000	0.00000000	3.37249998	0.00000000	0.00000000	0.00000000	0.00000000	3.37249998	1,000.00000000
A-5	05491UBD9	1,000.00000000	0.00000000	3.59500001	0.00000000	0.00000000	0.00000000	0.00000000	3.59500001	1,000.00000000
A-S	05491UBG2	1,000.00000000	0.00000000	3.85333339	0.00000000	0.00000000	0.00000000	0.00000000	3.85333339	1,000.00000000
B	05491UBH0	1,000.00000000	0.00000000	4.09130273	0.00000000	0.00000000	0.00000000	0.00000000	4.09130273	1,000.00000000
C	05491UBJ6	1,000.00000000	0.00000000	4.27796948	0.00000000	0.00000000	0.00000000	0.00000000	4.27796948	1,000.00000000
D	05491UAG3	1,000.00000000	0.00000000	2.49999990	0.00000000	0.00000000	0.00000000	0.00000000	2.49999990	1,000.00000000
E	05491UAJ7	1,000.00000000	0.00000000	2.50000000	0.00000000	0.00000000	0.00000000	0.00000000	2.50000000	1,000.00000000
F	05491UAL2	1,000.00000000	0.00000000	2.49999988	0.00000000	0.00000000	0.00000000	0.00000000	2.49999988	1,000.00000000
G	05491UAN8	1,000.00000000	0.00000000	2.50000028	0.00000000	0.00000000	0.00000000	0.00000000	2.50000028	1,000.00000000
H-RR	05491UAQ1	1,000.00000000	0.00000000	4.27796926	0.00000000	0.00000000	0.00000000	0.00000000	4.27796926	1,000.00000000
J-RR	05491UAS7	1,000.00000000	0.00000000	2.14118431	2.13678513	7.06528503	0.00000000	0.00000000	2.14118431	1,000.00000000
S	05491UAU2	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
R	05491UAW8	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	05491UBE7	983.57758689	0.00000000	0.75730569	0.00000000	0.00000000	0.00000000	0.00000000	0.75730569	983.05414440
X-B	05491UBF4	1,000.00000000	0.00000000	0.26525401	0.00000000	0.00000000	0.00000000	0.00000000	0.26525401	1,000.00000000
X-D	05491UAA6	1,000.00000000	0.00000000	1.77796948	0.00000000	0.00000000	0.00000000	0.00000000	1.77796948	1,000.00000000
X-F	05491UAC2	1,000.00000000	0.00000000	1.77796953	0.00000000	0.00000000	0.00000000	0.00000000	1.77796953	1,000.00000000
X-G	05491UAE8	1,000.00000000	0.00000000	1.77796914	0.00000000	0.00000000	0.00000000	0.00000000	1.77796914	1,000.00000000

© 2021 Computershare. All rights reserved. Confidential.										Page 4 of 28

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	10/01/22 - 10/30/22	30	0.00	7,139.81	0.00	7,139.81	0.00	0.00	0.00	7,139.81	0.00
A-2	10/01/22 - 10/30/22	30	0.00	30,345.57	0.00	30,345.57	0.00	0.00	0.00	30,345.57	0.00
A-SB	10/01/22 - 10/30/22	30	0.00	121,131.24	0.00	121,131.24	0.00	0.00	0.00	121,131.24	0.00
A-3	10/01/22 - 10/30/22	30	0.00	101,823.16	0.00	101,823.16	0.00	0.00	0.00	101,823.16	0.00
A-4	10/01/22 - 10/30/22	30	0.00	540,048.87	0.00	540,048.87	0.00	0.00	0.00	540,048.87	0.00
A-5	10/01/22 - 10/30/22	30	0.00	1,353,593.10	0.00	1,353,593.10	0.00	0.00	0.00	1,353,593.10	0.00
X-A	10/01/22 - 10/30/22	30	0.00	472,784.04	0.00	472,784.04	0.00	0.00	0.00	472,784.04	0.00
X-B	10/01/22 - 10/30/22	30	0.00	43,469.32	0.00	43,469.32	0.00	0.00	0.00	43,469.32	0.00
X-D	10/01/22 - 10/30/22	30	0.00	77,302.31	0.00	77,302.31	0.00	0.00	0.00	77,302.31	0.00
X-F	10/01/22 - 10/30/22	30	0.00	35,677.99	0.00	35,677.99	0.00	0.00	0.00	35,677.99	0.00
X-G	10/01/22 - 10/30/22	30	0.00	15,856.88	0.00	15,856.88	0.00	0.00	0.00	15,856.88	0.00
A-S	10/01/22 - 10/30/22	30	0.00	326,477.86	0.00	326,477.86	0.00	0.00	0.00	326,477.86	0.00
B	10/01/22 - 10/30/22	30	0.00	164,197.93	0.00	164,197.93	0.00	0.00	0.00	164,197.93	0.00
C	10/01/22 - 10/30/22	30	0.00	166,920.35	0.00	166,920.35	0.00	0.00	0.00	166,920.35	0.00
D	10/01/22 - 10/30/22	30	0.00	61,314.93	0.00	61,314.93	0.00	0.00	0.00	61,314.93	0.00
E	10/01/22 - 10/30/22	30	0.00	47,379.72	0.00	47,379.72	0.00	0.00	0.00	47,379.72	0.00
F	10/01/22 - 10/30/22	30	0.00	50,166.76	0.00	50,166.76	0.00	0.00	0.00	50,166.76	0.00
G	10/01/22 - 10/30/22	30	0.00	22,296.34	0.00	22,296.34	0.00	0.00	0.00	22,296.34	0.00
H-RR	10/01/22 - 10/30/22	30	0.00	33,384.07	0.00	33,384.07	0.00	0.00	0.00	33,384.07	0.00
J-RR	10/01/22 - 10/30/22	30	114,890.38	100,152.21	0.00	100,152.21	50,024.61	0.00	0.00	50,127.60	165,406.49
Totals			114,890.38	3,771,462.46	0.00	3,771,462.46	50,024.61	0.00	0.00	3,721,437.85	165,406.49

© 2021 Computershare. All rights reserved. Confidential.												Page 5 of 28

	Additional Information
Total Available Distribution Amount (1)	4,048,221.68
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 6 of 28

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	3,787,665.37	Master Servicing Fee	7,723.51
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	5,669.38
Interest Adjustments	0.00	Trustee Fee	290.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	379.58
ARD Interest	0.00	Operating Advisor Fee	1,927.85
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	212.56
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	3,787,665.37	Total Fees	16,202.88

Principal		Expenses/Reimbursements
Scheduled Principal	326,783.83	Reimbursement for Interest on Advances	0.00
Unscheduled Principal Collections		ASER Amount	42,109.62
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	7,750.00
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	0.00
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Principal Adjustments	0.00	Taxes Imposed on Trust Fund	0.00
		Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	165.00
Total Principal Collected	326,783.83	Total Expenses/Reimbursements	50,024.62

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	3,721,437.85
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	326,783.83
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
Net SWAP Counterparty Payments Received	0.00	Borrower Option Extension Fees	0.00
		Net SWAP Counterparty Payments Paid	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	4,048,221.68
Total Funds Collected	4,114,449.20	Total Funds Distributed	4,114,449.18

© 2021 Computershare. All rights reserved. Confidential.			Page 7 of 28

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	881,601,083.04	881,601,083.04	Beginning Certificate Balance	881,601,082.75
(-) Scheduled Principal Collections	326,783.83	326,783.83	(-) Principal Distributions	326,783.83
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	881,274,299.21	881,274,299.21	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	881,601,082.86	881,601,082.86	Ending Certificate Balance	881,274,298.92
Ending Actual Collateral Balance	881,274,299.03	881,274,299.03

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	(0.29)
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	(0.29)
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	5.13%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 8 of 28

				Current Mortgage Loan and Property Stratification

			Scheduled Balance							Debt Service Coverage Ratio¹
	Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	2	21,300,000.00	2.42%	71	4.8894	NAP	Defeased	2	21,300,000.00	2.42%	71	4.8894	NAP
	9,999,999 or less	14	78,258,689.84	8.88%	72	5.2581	1.879111	1.39 or less	7	156,831,721.83	17.80%	72	5.2206	1.198588
10,000,000 to 19,999,999		16	223,111,121.10	25.32%	68	5.0992	1.818950	1.40 to 1.49	2	26,938,208.26	3.06%	72	5.3038	1.447258
20,000,000 to 24,999,999		4	87,725,000.00	9.95%	70	4.5771	2.324146	1.50 to 1.59	4	44,135,876.33	5.01%	71	5.0988	1.557527
25,000,000 to 49,999,999		11	361,704,488.27	41.04%	68	4.9802	1.871517	1.60 to 1.69	5	65,569,962.83	7.44%	72	5.2685	1.627781
	50,000,000 or greater	2	109,175,000.00	12.39%	73	4.9522	2.191468	1.70 to 1.79	6	157,549,731.26	17.88%	71	4.9411	1.744310
	Totals	49	881,274,299.21	100.00%	69	4.9892	1.946386	1.80 to 1.99	6	83,206,579.14	9.44%	72	5.1275	1.882359
								2.00 to 2.99	12	213,524,132.37	24.23%	63	4.8110	2.273134
								3.00 or greater	5	112,218,087.19	12.73%	72	4.7071	3.151999
								Totals	49	881,274,299.21	100.00%	69	4.9892	1.946386
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 9 of 28

			Current Mortgage Loan and Property Stratification

			State³
									Property Type³

	# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC			# Of	Scheduled	% Of			Weighted Avg
	Properties	Balance	Agg. Bal.			DSCR¹	Property Type				WAM²	WAC
								Properties	Balance	Agg. Bal.			DSCR¹

Defeased	2	21,300,000.00	2.42%	71	4.8894	NAP
							Defeased	2	21,300,000.00	2.42%	71	4.8894	NAP
Arizona	3	80,206,318.71	9.10%	71	5.0732	1.623023
							Industrial	10	37,478,120.03	4.25%	72	5.2519	1.592045
California	8	173,855,590.10	19.73%	72	4.8461	2.383883
							Lodging	8	167,744,554.30	19.03%	72	5.2674	2.166493
Colorado	1	20,000,000.00	2.27%	72	4.3500	2.537100
							Mixed Use	3	73,479,545.45	8.34%	72	5.3382	1.544741
Delaware	4	94,840,000.00	10.76%	71	4.6927	2.059542
							Multi-Family	27	31,430,197.81	3.57%	72	5.2089	1.864149
Florida	1	5,400,000.00	0.61%	72	5.2900	2.390700
							Office	19	316,076,186.27	35.87%	68	4.8340	1.939016
Georgia	3	38,990,527.87	4.42%	44	5.0826	2.224128
							Retail	14	216,934,025.48	24.62%	68	4.7875	1.815016
Illinois	27	40,215,150.79	4.56%	72	5.1813	1.746024
							Self Storage	4	16,831,669.88	1.91%	72	5.3405	2.132126
Kentucky	1	3,310,243.75	0.38%	73	4.8530	1.335700
							Totals	87	881,274,299.21	100.00%	69	4.9892	1.946386
Louisiana	1	3,061,158.96	0.35%	72	5.5650	1.739200

Michigan	4	53,675,197.81	6.09%	73	5.1927	1.962410

Missouri	2	15,510,402.54	1.76%	73	5.0960	1.414300

Montana	1	1,949,542.65	0.22%	73	4.8530	1.335700

Nevada	4	66,630,758.72	7.56%	71	5.0979	1.698299

New Mexico	1	4,308,386.08	0.49%	72	5.3300	1.618100

New York	1	14,660,697.62	1.66%	69	5.4400	1.306600

North Carolina	1	8,033,958.42	0.91%	73	5.4000	1.716200

Oklahoma	1	5,277,241.44	0.60%	72	5.4100	1.619500

Pennsylvania	3	33,051,820.86	3.75%	70	4.7700	0.729641

Tennessee	2	14,647,419.17	1.66%	71	5.0739	1.831452

Texas	12	118,319,951.99	13.43%	72	5.2312	1.629052

Virginia	3	39,329,931.74	4.46%	53	4.7413	2.093106

West Virginia	1	24,700,000.00	2.80%	71	5.0240	2.019800

Totals	87	881,274,299.21	100.00%	69	4.9892	1.946386

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 10 of 28

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	2	21,300,000.00	2.42%	71	4.8894	NAP	Defeased	2	21,300,000.00	2.42%	71	4.8894	NAP
	3.9999% or less	1	22,000,000.00	2.50%	65	3.8940	2.884000	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	4.0000% to 4.4999%	5	110,126,376.06	12.50%	64	4.2556	2.466568	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	4.5000% to 4.9999%	11	218,557,773.26	24.80%	71	4.8381	1.821051	25 months to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	5.0000% to 5.4999%	24	412,121,168.31	46.76%	69	5.1852	1.904838	37 months to 48 months	26	474,286,739.60	53.82%	70	5.1895	1.929682
	5.5000% to 5.9999%	6	97,168,981.58	11.03%	73	5.5993	1.593602	49 months or greater	21	385,687,559.61	43.76%	68	4.7485	1.964640
	6.0000% or greater	0	0.00	0.00%	0	0.0000	0.000000	Totals	49	881,274,299.21	100.00%	69	4.9892	1.946386
	Totals	49	881,274,299.21	100.00%	69	4.9892	1.946386
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 11 of 28

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	2	21,300,000.00	2.42%	71	4.8894	NAP	Defeased	2	21,300,000.00	2.42%	71	4.8894	NAP
	60 months or less	2	40,286,376.06	4.57%	28	4.8113	2.182208	Interest Only	18	432,945,000.00	49.13%	69	4.8364	2.207533
	61 months or greater	45	819,687,923.15	93.01%	71	5.0006	1.933720	300 months or less	1	3,701,503.91	0.42%	72	5.9690	1.185700
	Totals	49	881,274,299.21	100.00%	69	4.9892	1.946386	301 months or greater	28	423,327,795.30	48.04%	70	5.1420	1.683874
								Totals	49	881,274,299.21	100.00%	69	4.9892	1.946386
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 12 of 28

Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
Underwriter's Information		5	64,840,000.00	7.36%	70	4.7599	2.051141				None
	Totals	49	881,274,299.21	100.00%	69	4.9892	1.946386

(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.												Page 13 of 28

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
1	320961001	LO	Santa Cruz	CA	Actual/360	5.050%	239,173.61	0.00	0.00	N/A	12/01/28	--	55,000,000.00	55,000,000.00	11/01/22
2	883100887	RT	Newark	DE	Actual/360	4.277%	147,336.11	0.00	0.00	N/A	08/01/28	--	40,000,000.00	40,000,000.00	11/01/22
2A	883100901				Actual/360	4.277%	54,661.70	0.00	0.00	N/A	08/01/28	--	14,840,000.00	14,840,000.00	11/01/22
3	320961003	Various Various		Various	Actual/360	4.853%	226,395.82	0.00	0.00	N/A	12/01/28	--	54,175,000.00	54,175,000.00	11/01/22
4	320961004	OF	Various	AZ	Actual/360	4.755%	102,364.58	0.00	0.00	N/A	10/06/28	--	25,000,000.00	25,000,000.00	11/06/22
4A	320961104				Actual/360	4.755%	102,364.58	0.00	0.00	N/A	10/06/28	--	25,000,000.00	25,000,000.00	11/06/22
5	695101055	RT	Various	TX	Actual/360	5.010%	199,831.07	65,123.38	0.00	N/A	10/06/28	--	46,319,737.26	46,254,613.88	11/06/22
6	695101070	OF	Troy	MI	Actual/360	5.090%	175,322.22	0.00	0.00	N/A	12/06/28	--	40,000,000.00	40,000,000.00	11/06/22
7	695101069	MU	West Covina	CA	Actual/360	5.436%	168,516.00	0.00	0.00	N/A	12/06/28	--	36,000,000.00	36,000,000.00	07/06/22
8	320961008	LO	Fort Worth	TX	Actual/360	5.578%	169,075.38	0.00	0.00	N/A	12/01/28	--	35,200,000.00	35,200,000.00	11/01/22
9	695101061	LO	Phoenix	AZ	Actual/360	5.600%	145,816.61	32,147.87	0.00	N/A	11/06/28	--	30,238,466.58	30,206,318.71	11/06/22
10	883100920	OF	Marietta	GA	Actual/360	5.001%	129,192.50	0.00	0.00	11/05/25	11/05/28	--	30,000,000.00	30,000,000.00	11/05/22
11	883100907	LO	Virginia Beach	VA	Actual/360	4.912%	123,014.40	36,431.63	0.00	N/A	09/06/28	--	29,079,987.31	29,043,555.68	11/06/22
12	656120889	OF	Sunnyvale	CA	Actual/360	4.131%	88,930.95	0.00	0.00	N/A	10/06/28	--	25,000,000.00	25,000,000.00	11/06/22
13	320961013	Various Newark		DE	Actual/360	5.578%	72,049.17	0.00	0.00	N/A	12/06/28	--	15,000,000.00	15,000,000.00	11/06/22
13A	320961113				Actual/360	5.578%	48,032.78	0.00	0.00	N/A	12/06/28	--	10,000,000.00	10,000,000.00	11/06/22
14	320961014	OF	Canonsburg	PA	Actual/360	4.700%	40,472.22	0.00	0.00	N/A	08/06/28	--	10,000,000.00	10,000,000.00	11/06/22
14A	320961114				Actual/360	4.700%	40,472.22	0.00	0.00	N/A	08/06/28	--	10,000,000.00	10,000,000.00	11/06/22
14B	320961145				Actual/360	4.700%	20,236.11	0.00	0.00	N/A	08/06/28	--	5,000,000.00	5,000,000.00	11/06/22
15	883100918	RT	Charleston	WV	Actual/360	5.024%	106,857.69	0.00	0.00	N/A	10/06/28	--	24,700,000.00	24,700,000.00	11/06/22
16	320961016	OF	Sunnyvale	CA	Actual/360	3.894%	73,769.04	0.00	0.00	N/A	04/06/28	--	22,000,000.00	22,000,000.00	11/06/22
17	695101052	MU	Zephyr Cove	NV	Actual/360	4.983%	90,216.52	0.00	0.00	N/A	10/06/28	--	21,025,000.00	21,025,000.00	11/06/22
18	695101059	Various Various		Various	Actual/360	5.410%	90,259.96	24,981.85	0.00	N/A	11/06/28	--	19,374,864.48	19,349,882.63	11/06/22
19	320961019	RT	Vail	CO	Actual/360	4.350%	74,916.67	0.00	0.00	N/A	11/06/28	--	20,000,000.00	20,000,000.00	11/06/22
20	695101053	RT	Las Vegas	NV	Actual/360	5.008%	77,559.31	0.00	0.00	N/A	10/06/28	--	17,985,000.00	17,985,000.00	11/06/22
21	695101062	MF	Chicago	IL	Actual/360	4.990%	76,292.25	0.00	0.00	N/A	11/06/28	--	17,755,000.00	17,755,000.00	11/06/22
22	883100925	OF	Las Vegas	NV	Actual/360	5.137%	68,465.93	16,998.18	0.00	N/A	11/06/28	--	15,477,676.70	15,460,678.52	11/06/22
23	883100929	OF	Wilmington	DE	Actual/360	4.735%	61,160.42	0.00	0.00	N/A	11/06/28	--	15,000,000.00	15,000,000.00	11/06/22

© 2021 Computershare. All rights reserved. Confidential.																Page 14 of 28

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
24	320961024	OF	Rochester	NY	Actual/360	5.440%	68,748.86	15,291.64	0.00	N/A	08/01/28	--	14,675,989.26	14,660,697.62	11/01/22
25	407004834	MF	Various	MI	Actual/360	5.493%	64,754.91	14,815.91	0.00	N/A	12/06/28	--	13,690,013.72	13,675,197.81	11/06/22
26	883100932	IN	Various	Various	Actual/360	5.250%	61,704.76	15,603.76	0.00	N/A	12/06/28	--	13,648,978.07	13,633,374.31	11/06/22
27	883100919	RT	Peoria	IL	Actual/360	5.359%	61,467.16	15,042.43	0.00	N/A	10/06/28	--	13,319,876.38	13,304,833.95	11/06/22
28	883100912	OF	Tigard	OR	Actual/360	4.494%	51,855.77	0.00	0.00	N/A	10/06/28	07/06/28	13,400,000.00	13,400,000.00	11/06/22
29	695101054	OF	Las Vegas	NV	Actual/360	5.380%	56,391.67	12,243.00	0.00	N/A	10/06/28	--	12,172,323.20	12,160,080.20	11/06/22
30	883100856	RT	Fairfax	VA	Actual/360	4.258%	37,767.61	14,037.16	0.00	N/A	05/10/23	--	10,300,413.22	10,286,376.06	11/10/22
31	883100931	RT	Various	Various	Actual/360	5.330%	42,799.16	0.00	0.00	N/A	11/06/28	--	9,325,000.00	9,325,000.00	11/06/22
32	320961032	RT	Murfreesboro	TN	Actual/360	5.210%	36,335.90	10,940.78	0.00	N/A	10/01/28	--	8,099,142.37	8,088,201.59	11/01/22
33	695101072	LO	Flat Rock	NC	Actual/360	5.400%	37,405.91	10,324.21	0.00	N/A	12/06/28	--	8,044,282.63	8,033,958.42	11/06/22
34	695101063	MF	Monroe	LA	Actual/360	5.560%	37,823.44	0.00	0.00	N/A	11/06/28	--	7,900,000.00	7,900,000.00	11/06/22
35	320961035	LO	South Pittsburg	TN	Actual/360	4.906%	27,749.97	9,426.43	0.00	N/A	10/06/28	--	6,568,644.01	6,559,217.58	11/06/22
36	407004833	RT	Upland	CA	Actual/360	5.271%	30,637.69	0.00	0.00	N/A	11/06/28	--	6,750,000.00	6,750,000.00	11/06/22
37	695101065	SS	Stockbridge	GA	Actual/360	5.360%	30,551.95	6,903.49	0.00	N/A	11/06/28	--	6,619,344.17	6,612,440.68	11/06/22
38	883100921	IN	Audubon	PA	Actual/360	5.047%	24,237.27	7,739.82	0.00	N/A	11/06/28	--	5,576,878.28	5,569,138.46	11/06/22
39	883100928	RT	Jacksonville	FL	Actual/360	5.290%	24,598.50	0.00	0.00	N/A	11/06/28	--	5,400,000.00	5,400,000.00	11/06/22
40	320961040	SS	Bakersfield	CA	Actual/360	5.170%	21,307.18	6,055.78	0.00	N/A	10/01/28	--	4,786,038.83	4,779,983.05	11/01/22
41	695101058	LO	Vidor	TX	Actual/360	5.969%	19,059.74	6,636.57	0.00	N/A	11/06/28	--	3,708,140.48	3,701,503.91	11/06/22
42	883100926	SS	Bossier City	LA	Actual/360	5.565%	14,683.92	3,044.17	0.00	N/A	11/06/28	--	3,064,203.13	3,061,158.96	11/06/22
43	695101066	OF	Venice	CA	Actual/360	5.450%	14,079.17	0.00	0.00	N/A	11/06/28	--	3,000,000.00	3,000,000.00	11/06/22
44	695101060	SS	Newnan	GA	Actual/360	5.340%	10,949.01	2,995.77	0.00	N/A	11/06/28	--	2,381,082.96	2,378,087.19	11/06/22
Totals							3,787,665.37	326,783.83	0.00				881,601,083.04	881,274,299.21
1 Property Type Codes
HC - Health Care			MU - Mixed Use	WH - Warehouse			MF - Multi-Family
SS - Self Storage			LO - Lodging	RT - Retail			SF - Single Family Rental
98 - Other			IN - Industrial	OF - Office			MH - Mobile Home Park
SE - Securities			CH - Cooperative Housing	ZZ - Missing Information/Undefined

© 2021 Computershare. All rights reserved. Confidential.																Page 15 of 28

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1	9,414,913.91	4,569,555.00	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
2	41,598,294.80	21,546,997.08	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
2A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
3	10,380,388.40	7,261,281.00	07/01/21	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
4	16,005,600.00	7,925,085.06	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
4A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
5	11,027,574.74	5,462,933.18	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
6	5,383,618.00	3,982,772.90	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
7	2,631,336.00	0.00	--	--	09/12/22	9,000,000.00	124,970.50	125,991.29	543,350.00	0.00	0.00
8	2,032,645.00	1,951,343.00	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
9	2,268,406.36	3,025,033.48	04/01/21	03/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
10	4,201,845.00	2,578,770.28	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	17,160.29	0.00
11	0.00	13,908,686.00	07/01/21	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
12	35,835,342.00	18,352,750.11	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
13	5,792,654.00	3,090,966.00	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
13A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
14	9,381,803.31	1,240,400.00	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
14A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
14B	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
15	2,639,963.08	2,065,552.51	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	3,673.92	0.00
16	18,904,096.58	9,647,026.00	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
17	1,796,765.17	1,031,809.23	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
18	2,512,829.00	1,208,096.50	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
19	0.00	3,993,751.00	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
20	1,795,084.67	1,195,311.12	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
21	2,047,921.93	986,288.80	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
22	1,552,493.67	857,400.78	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
23	3,527,427.58	2,160,793.61	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 16 of 28

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
24	0.00	4,197,605.00	07/01/21	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
25	1,572,061.46	397,119.69	01/01/21	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
26	1,550,045.76	761,828.41	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
27	1,389,344.56	690,504.01	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
28	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
29	1,159,407.75	971,380.68	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
30	19,702,382.74	10,619,246.21	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
31	912,260.02	655,465.87	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
32	270,931.00	350,541.00	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
33	1,087,581.08	1,094,999.12	07/01/21	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
34	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
35	1,361,873.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
36	482,788.73	312,245.92	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
37	799,500.12	630,727.96	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
38	772,767.26	622,200.88	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
39	742,405.97	359,820.07	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
40	740,467.45	774,365.00	07/01/21	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
41	566,654.21	422,905.68	07/01/21	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
42	354,313.58	187,391.04	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
43	434,833.84	237,951.56	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
44	404,173.00	386,056.65	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	225,034,794.73	141,714,957.39				9,000,000.00	124,970.50	125,991.29	543,350.00	20,834.21	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 17 of 28

Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

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								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
11/18/22	0	0.00	0	0.00	1	36,000,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.989229%	4.957673%	69
10/17/22	0	0.00	1	36,000,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.989308%	4.957756%	70
09/16/22	0	0.00	0	0.00	1	36,000,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.989396%	4.957849%	71
08/17/22	0	0.00	0	0.00	1	36,000,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.989474%	4.957930%	72
07/15/22	0	0.00	0	0.00	1	36,000,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.989550%	4.958011%	73
06/17/22	0	0.00	0	0.00	1	36,000,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.989638%	4.968296%	74
05/17/22	1	36,000,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.989714%	4.968372%	75
04/18/22	1	36,000,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.989800%	4.968459%	76
03/17/22	1	36,000,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.989870%	4.968529%	77
02/17/22	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.989969%	4.968628%	78
01/18/22	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.990038%	4.968698%	79
12/17/21	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.990106%	4.968767%	80
(1) Foreclosure and REO Totals are included in the delinquencies aging categories.

© 2021 Computershare. All rights reserved. Confidential.																		Page 19 of 28

Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
7	695101069	07/06/22	3	3	125,991.29	543,350.00	7,184.00	36,000,000.00	07/08/22	13
Totals					125,991.29	543,350.00	7,184.00	36,000,000.00

1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon			1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon			2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

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				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		0	0	0		0
0 - 6 Months		10,286,376	10,286,376	0		0
7 - 12 Months		0	0	0		0
13 - 24 Months		0	0	0		0
25 - 36 Months		0	0	0		0
37 - 48 Months		0	0	0		0
49 - 60 Months		0	0	0		0
> 60 Months		870,987,923	834,987,923	36,000,000		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Nov-22	881,274,299	845,274,299	0	0	36,000,000	0
Oct-22	881,601,083	845,601,083	0	36,000,000	0	0
Sep-22	881,965,303	845,965,303	0	0	36,000,000	0
Aug-22	882,288,979	846,288,979	0	0	36,000,000	0
Jul-22	882,611,199	846,611,199	0	0	36,000,000	0
Jun-22	882,971,022	846,971,022	0	0	36,000,000	0
May-22	883,290,174	847,290,174	36,000,000	0	0	0
Apr-22	883,647,041	847,647,041	36,000,000	0	0	0
Mar-22	883,951,324	847,951,324	36,000,000	0	0	0
Feb-22	884,366,536	884,366,536	0	0	0	0
Jan-22	884,667,585	884,667,585	0	0	0	0
Dec-21	884,967,281	884,967,281	0	0	0	0
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

© 2021 Computershare. All rights reserved. Confidential.							Page 21 of 28

			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
7	695101069	36,000,000.00	36,000,000.00	61,600,000.00	10/08/18	2,367,336.00	1.19310	12/31/21	12/06/28	312
Totals		36,000,000.00	36,000,000.00	61,600,000.00		2,367,336.00

© 2021 Computershare. All rights reserved. Confidential.										Page 22 of 28

Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
7	695101069	MU	CA	07/08/22	13

Loan was transferred to the Special Servicer on 7/8/22 for Delinquent Payments due to the loan being 60+ days delinquent. The Loan is secured by a 220,000 SF grocery anchored retail center located in West Covina, CA. The Property is anchored by State

r Bros. and features a variety of national, regional, and local in-line retailers. The Property was built in 1982 and situated on approximately 17.4 acres. The Property is 81% occupied a/o 12/31/21. Discussions with Borrower are ongoing.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

© 2021 Computershare. All rights reserved. Confidential.								Page 23 of 28

				Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
8	320961008	35,200,000.00	5.57800%	35,200,000.00 5.57800%		10	07/14/20	08/06/20	08/11/20
9	695101061	31,000,000.00	5.60000%	31,000,000.00 5.60000%		10	05/26/20	06/06/20	06/11/20
33	695101072	0.00	5.40000%	0.00	5.40000%	10	09/03/20	07/01/20	11/12/20
Totals		66,200,000.00		66,200,000.00
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

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Historical Liquidated Loan Detail
	Loan		Gross Sales					Current		Loss to Loan	Percent of
	Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹ Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
No liquidated loans this period
Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

© 2021 Computershare. All rights reserved. Confidential.											Page 25 of 28

Historical Bond / Collateral Loss Reconciliation Detail

		Certificate	Reimb of Prior
		Interest Paid	Realized Losses		Loss Covered by					Total Loss
		from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
No realized losses this period

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			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
7	0.00	0.00	7,750.00	0.00	0.00	42,109.62	0.00	0.00	0.00	0.00	165.00	0.00
Total	0.00	0.00	7,750.00	0.00	0.00	42,109.62	0.00	0.00	0.00	0.00	165.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		50,024.62

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Supplemental Notes
None

© 2021 Computershare. All rights reserved. Confidential.		Page 28 of 28